FINANCIAL RISK MANAGEMENT - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) debtInstrument cluster $ / bbl	Dec. 31, 2022 USD ($)	Nov. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial Risk Management [Line Items]
Parallel movement (usd per barrel) | $ / bbl	5
Vertical drop value	$ 5
Lower fuel cost	131,600,000
Vertical rise value	5
Higher fuel costs	131,300,000
Non hedging derivative net of premiums	$ 0	$ 1,800,000
Exchange rate, percentage	10.00%
Loss on hedge ineffectiveness recognised in profit or loss	$ 100,000
Number of operational activities clusters | cluster	4
Concentration of scheduled commercial traffic	90.00%
Percentage covered by credit card administrators	100.00%
Number of credit facilities | debtInstrument	2
Borrowings	$ 6,936,188,000	6,781,880,000	$ 6,800,000,000	$ 10,396,482,000	$ 10,853,860,000
Derivative margins	11,000,000.0	7,500,000
Fuel-Price Risk | Fair Value Of Fuel Price Derivatives
Financial Risk Management [Line Items]
Fuel hedge net of premiums	15,700,000	18,800,000
Liquidity Risk
Financial Risk Management [Line Items]
Market value of the fuel positions	22,100,000	12,600,000
Liquid funds	1,715,000,000	1,217,000,000
Liquidity Risk | Revolving Credit Facility
Financial Risk Management [Line Items]
Borrowings	1,100,000,000
Liquidity Risk | Revolving Credit Facility 1
Financial Risk Management [Line Items]
Borrowings	600,000,000
Liquidity Risk | Revolving Credit Facility 2
Financial Risk Management [Line Items]
Borrowings	500,000,000
Exchange Rate Risk
Financial Risk Management [Line Items]
Gains (losses) net of premiums	(10,100,000)	5,200,000
FX
Financial Risk Management [Line Items]
Market value of the fuel positions	(1,500,000)	200,000
Current hedging amount	$ 414,000,000	$ 108,000,000
Fluctuations In Interest Rates
Financial Risk Management [Line Items]
Interest rate derivative positions	50.00%	52.00%
Cumulative Translation Adjustment
Financial Risk Management [Line Items]
Depreciate exchange rate	10.00%
Interest Rate Risk
Financial Risk Management [Line Items]
Losses for premiums paid	$ 1,800,000
Value of interest rate derivative positions amounted	0	$ 8,800,000
Interest Rate Risk | Right of use
Financial Risk Management [Line Items]
Settlement of derivative amount	14,900,000	$ 100,000
Depreciation expense of the right-of-use	1,100,000
Interest Rate Risk | Leased aircraft
Financial Risk Management [Line Items]
Settlement of derivative amount	$ 14,800,000
Credit Risk
Financial Risk Management [Line Items]
Risk exposure	24.00%
Sales Risk
Financial Risk Management [Line Items]
Risk exposure	22.00%
Credit Card Risk
Financial Risk Management [Line Items]
Risk exposure	29.00%
Cash Sales Risk
Financial Risk Management [Line Items]
Risk exposure	9.00%
Cargo Business Risk
Financial Risk Management [Line Items]
Risk exposure	(5.00%)
Expect Credit Loss Risk
Financial Risk Management [Line Items]
Risk exposure	(4.00%)
Bottom of range
Financial Risk Management [Line Items]
Exposure term granted for remittances	1 day
Top of range
Financial Risk Management [Line Items]
Exposure term granted for remittances	45 days